Not FDIC Insured May Lose Value No Bank Guarantee
39050-Q1PH

Schedule of Investments
(unaudited)
Putnam Ohio Tax Exempt Income Fund 2
Notes to Schedule of Investments 6

Putnam Ohio Tax Exempt Income Fund
Schedule of Investments (unaudited), August 31, 2025
Putnam Ohio Tax Exempt Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Alaska 1.6%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 5% , 10/01/30 ...................... $ 650,000 $ 696,158
Dena' Nena' Henash , Revenue , 2019 A , 5% , 10/01/31 ...................... 500,000 531,091
1,227,249
Illinois 1.4%
State of Illinois , GO , 2018 B , Refunding , 5% , 10/01/32 ........................ 1,050,000 1,100,924
Ohio 88.3%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 300,000 300,018
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 360,000 353,714
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/41 ............................................. 830,000 831,177
Ashland City School District , GO , 2021 , Refunding , 3% , 11/01/42 ............... 1,000,000 794,202
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 1,000,000 1,028,833
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 3,000,000 2,003,527
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 500,000 425,373
City of Cleveland ,
GO , 2021 A , Refunding , 3% , 12/01/34 .................................. 1,250,000 1,178,660
Water Pollution Control , Revenue , 2024 , 5% , 11/15/49 ...................... 725,000 733,881
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,362,275
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/52 ..................... 1,000,000 1,000,956
City of Mansfield , GO , 2020 , BAM Insured , 3% , 12/01/45 ...................... 1,300,000 956,873
City of Upper Arlington , Income Tax , Revenue , 2023 , 5% , 12/01/53 .............. 1,000,000 1,005,358
Cleveland Department of Public Utilities ,
a
Division of Public Power , Revenue , 2008 B-2 , NATL Insured , 2.88%, 11/15/25 .... 3,000,000 2,982,120
Division of Public Power , Revenue , 2020 A , Refunding , AG Insured , 4% , 11/15/36 . 750,000 751,560
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 1,000,000 843,182
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/47 ........... 1,000,000 1,024,889
b
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 475,000 354,791
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/53 ...... 700,000 664,290
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 250,000 240,997
Columbus Metropolitan Housing Authority , Revenue , 2024 , 4% , 6/01/34 .......... 1,300,000 1,278,526
Columbus Metropolitan Library , Revenue , 2019 , 4% , 12/01/38 .................. 1,000,000 980,264
Columbus Regional Airport Authority , Revenue , 2025 B , Refunding , 5.25% , 1/01/55 .. 1,000,000 1,022,885
Columbus-Franklin County Finance Authority , Central Ohio Regional Bond Fund ,
Revenue , 2025 A , 5.5% , 5/15/55 ...................................... 1,200,000 1,181,434
Confluence Community Authority , County of Franklin Economic Development ,
Revenue , 2019 , 4% , 5/01/36 ......................................... 1,000,000 1,003,099
County of Cuyahoga ,
Musical Arts Association (The) , Revenue , 2019 , Refunding , 5% , 1/01/37 ......... 400,000 415,116
Musical Arts Association (The) , Revenue , 2019 , Refunding , 5% , 1/01/41 ......... 1,435,000 1,462,376
County of Franklin ,
Friendship Village of Dublin Obligated Group , Revenue , 2014 , Refunding , 5% ,
11/15/44 ....................................................... 1,000,000 917,332
Nationwide Children's Hospital, Inc. , Revenue , 2017 A , Refunding , 4% , 11/01/38 .. 300,000 283,873
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 1,000,000 852,969
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 2,445,000 2,401,150

Putnam Ohio Tax Exempt Income Fund
Schedule of Investments (unaudited)
Putnam Ohio Tax Exempt Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/46 ........................................................ $ 1,000,000 $ 940,518
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 800,000 777,748
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 1,680,000 1,632,081
County of Montgomery , Kettering Health Network Obligated Group , Revenue , 2016 ,
4% , 8/01/47 ...................................................... 1,000,000 850,384
County of Scioto ,
Southern Ohio Medical Center Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/32 ........................................................ 865,000 870,277
Southern Ohio Medical Center Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/34 ........................................................ 1,025,000 1,029,927
County of Summit , GO , 2022 , 5% , 12/01/43 ............................... 1,000,000 1,034,235
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/49 ......................................................... 1,000,000 956,985
Dayton-Montgomery County Port Authority ,
Dayton Regional STEM Schools, Inc. , Revenue , 2024 , 5% , 12/01/54 ........... 1,000,000 930,422
Northcrest Gardens Housing LP , Revenue , 2024 , FNMA Insured , 4.5% , 1/01/41 ... 995,000 979,856
Franklin County Convention Facilities Authority , Hotel Project , Revenue , 2019 , 5% ,
12/01/44 ........................................................ 1,000,000 921,343
Green Local School District ,
GO , 2022 A , 5.5% , 11/01/47 .......................................... 650,000 668,972
GO , 2022 B , AG Insured , 4.625% , 11/01/47 .............................. 500,000 480,253
GO , 2022 B , AG Insured , 5% , 11/01/52 ................................. 1,200,000 1,203,278
Greene County Port Authority , Community First Solutions Obligated Group , Revenue ,
2024 B , Refunding , 5% , 5/15/59 ....................................... 1,000,000 890,145
Lake County Community College District , COP , 2019 , 4% , 10/01/35 .............. 1,840,000 1,845,553
Miami University , Revenue , 2017 , Refunding , 5% , 9/01/41 ..................... 500,000 504,991
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 103,950
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 100,000 106,453
Revenue , 2021 A , Refunding , 4% , 12/01/35 .............................. 300,000 291,603
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 475,000 365,537
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 225,000 186,740
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/47 1,000,000 976,366
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 400,000 393,811
Cleveland Institute of Art (The) , Revenue , 2018 , 5.25% , 12/01/48 .............. 250,000 210,883
Denison University , Revenue , 2023 , 5% , 11/01/48 ......................... 1,185,000 1,196,836
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 1,100,000 857,707
Kenyon College , Revenue , 2020 , Refunding , 4% , 7/01/40 ................... 730,000 671,930
Oberlin College , Revenue , 2023 A , 5.25% , 10/01/53 ........................ 2,000,000 2,029,009
Otterbein Homes Obligated Group , Revenue , 2023 , Refunding , 4% , 7/01/31 ...... 915,000 943,714
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/36 ................ 900,000 898,568
University of Dayton , Revenue , 2020 , Refunding , 3% , 2/01/37 ................ 1,580,000 1,358,398
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/54 ................ 1,000,000 957,690
Ohio State University (The) , Revenue , 2021 A , 3% , 12/01/44 ................... 1,000,000 759,566
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
D , 5% , 12/01/44 ................................................... 1,000,000 1,038,072
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/58 .................. 300,000 300,810
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/63 .................. 750,000 752,026
Rickenbacker Port Authority , Revenue , 2002 A , 5.375% , 1/01/32 ................ 595,000 656,789

Putnam Ohio Tax Exempt Income Fund
Schedule of Investments (unaudited)
Putnam Ohio Tax Exempt Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio ,
c
Children's Hospital Medical Center of Akron Obligated Group , Revenue , 2024 B ,
Mandatory Put , 5% , 8/15/32 ........................................ $ 1,000,000 $ 1,101,275
Department of Transportation , Revenue , 2015 , AG Insured , 5% , 12/31/39 ........ 750,000 745,148
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/41 1,000,000 871,218
University Hospitals Health System, Inc. Obligated Group , Revenue , 2016 A ,
Refunding , 5% , 1/15/41 ............................................ 1,000,000 1,000,403
Valley View Local School District , GO , 2021 , 3% , 11/01/45 ..................... 1,000,000 757,512
Village of Bluffton , Blanchard Valley Health System Obligated Group , Revenue , 2017 ,
Refunding , 5% , 12/01/31 ............................................ 650,000 673,785
67,358,467
Texas 1.5%
Bastrop Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/53 ....... 1,000,000 1,009,709
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 165,000 156,118
1,165,827
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/30 ............... 210,000 216,606
Washington 0.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 500,000 541,578
U.S. Territories 3.9%
Guam 3.6%
Guam Government Waterworks Authority , Guam Waterworks Authority Water And
Wastewater System , Revenue , 2024 A , Refunding , 5% , 1/01/46 ............... 350,000 345,641
Port Authority of Guam ,
Revenue , 2018 B , 5% , 7/01/33 ........................................ 200,000 204,660
Revenue , 2018 B , 5% , 7/01/36 ........................................ 400,000 405,599
Revenue , 2018 B , 5% , 7/01/37 ........................................ 200,000 202,065
Territory of Guam ,
GO , 2019 , 5% , 11/15/31 ............................................. 385,000 404,008
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,000,000 888,203
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/40 ............. 300,000 304,186
2,754,362
Puerto Rico 0.3%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 ....................
250,000 232,213
Total U.S. Territories .................................................................... 2,986,575
Total Municipal Bonds (Cost $ 78,666,945 ) ......................................
74,597,226
a a a a

Putnam Ohio Tax Exempt Income Fund
Schedule of Investments (unaudited)
Putnam Ohio Tax Exempt Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 1.5%
a a
Shares
a
Value
a
Management Investment Companies 1.5%
d,e
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 1,132,792 $ 1,132,792
Total Management Investment Companies (Cost $ 1,132,792 ) .....................
1,132,792
Total Short Term Investments (Cost $ 1,132,792 ) .................................
1,132,792
a
Total Investments (Cost $ 79,799,737 ) 99.2% ....................................
$75,730,018
Other Assets, less Liabilities 0.8% .............................................
600,872
Net Assets 100.0% ...........................................................
$76,330,890
a
The rate shown represents the yield at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $510,909, representing 0.7% of net assets.
c
The maturity date shown represents the mandatory put date.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Ohio Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Ohio Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Ohio Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ohio Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P , 4.566% ...... $1,569,772 $5,608,520 $(6,045,500) $— $— $1,132,792 1,132,792 $9,251
Total Affiliated Securities ... $1,569,772 $5,608,520 $(6,045,500) $— $— $1,132,792 $9,251
Level 1 Level 2 Level 3 Total
Putnam Ohio Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 74,597,226 $ — $ 74,597,226
Short Term Investments ................... 1,132,792 — — 1,132,792
Total Investments in Securities ........... $1,132,792 $74,597,226 $— $75,730,018
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Ohio Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.